Provisions - Provisions for pensions and similar obligations - Plans (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2006	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits
Personnel expenses - Defined Contribution Plan		$ 483	$ 488	$ 410
Provisions for pensions and similar obligations		$ 7,499	7,433
Defined benefit plans
Employee Benefits
Retirement age of employees		65 years
Plan assets		$ 1,943	$ 2,186
Percentage of employees enrolled under defined pension plan		0.50%	1.70%
Provisions for pensions and similar obligations		$ 7,393	$ 7,342
Defined medical benefit plan
Employee Benefits
Percentage of payment of medical expenses		100.00%
Minimum period worked employees eligible for option of plan	6 months
Defined benefit plans
Employee Benefits
Provisions for pensions and similar obligations		$ 7,393	7,342
Defined contribution plan
Employee Benefits
Retirement age of employees		65 years
Personnel expenses - Defined Contribution Plan		$ 483	$ 488	$ 410
Percentage of employees enrolled under defined contribution plan included in medical coverage plan		73.00%	81.00%
Provisions for pensions and similar obligations		$ 106	$ 91